                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02575

                      Morgan Stanley Liquid Asset Fund Inc.
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2007

Date of reporting period: February 28, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Liquid Asset Fund Inc. performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended February 28, 2007

MARKET CONDITIONS

During the six-month period under review, the U.S. economy showed signs of weakening. For November, the Institute for Supply Management (ISM) Manufacturing Index fell below 50 for the first time since April 2003, a level traditionally seen as an indicator of a contracting manufacturing sector. After rising briefly in December, ISM fell back below 50 for January 2007. Gross domestic product
(GDP) growth was 2.2 percent in the fourth quarter of 2006, up only slightly from 2.0 percent in the previous quarter and below the 2.6 percent and 5.6 percent growth rates for the second and first quarters of 2006, respectively.

Given signs of moderating economic growth, a cooling housing market and the lagged effect of monetary policy action already taken, the Federal Open Market Committee ("the Fed") left its federal funds target rate unchanged for the six-month period under review. The Fed continues to state that "some inflation risks remain" in the economy.

PERFORMANCE ANALYSIS

As of February 28, 2007, Morgan Stanley Liquid Asset Fund had net assets of approximately $12 billion and an average portfolio maturity of 55 days. For the six-month period ended February 28, 2007, the Fund provided a total return of
2.35 percent. For the seven-day period ended February 28, 2007, the Fund provided an effective annualized yield of 4.92 percent and a current yield of
4.80 percent, while its 30-day moving average yield for February was 4.76 percent. Past performance is no guarantee of future results.

Our strategy in managing the Fund remained consistent with its long-term focus on maintaining preservation of capital and liquidity. Over the past six months, as the economic landscape has become more uncertain, we have further diversified the maturity structure of the fund by decreasing the amount of investments that mature near upcoming Fed meeting dates. As a result of purchasing these longer-dated securities, we prudently extended the weighted average maturity of the fund.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

   PORTFOLIO COMPOSITION
   Commercial Paper                                    72.9%
   Floating Rate Notes                                 14.5
   Certificates of Deposit                             11.3
   Repurchase Agreement                                 1.3

   MATURITY SCHEDULE
     1 -- 30 Days                                      39.6%
    31 -- 60 Days                                      20.2
    61 -- 90 Days                                      21.2
    91 -- 120 Days                                     12.0
   121 + Days                                           7.0

Data as of February 28, 2007. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND INVESTS IN HIGH QUALITY, SHORT-TERM DEBT OBLIGATIONS. IN SELECTING INVESTMENTS, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO

REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/06 - 02/28/07.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             09/01/06 -
                                                                     09/01/06            02/28/07             02/28/07
                                                                   -------------       -------------       ---------------
Actual (2.35% return).......................................         $1,000.00           $1,023.50              $3.61
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,021.22              $3.61

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 0.72% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Liquid Asset Fund Inc.
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2007 (UNAUDITED)

                                                       ANNUALIZED
PRINCIPAL                                                YIELD
AMOUNT IN                                              ON DATE OF         MATURITY
THOUSANDS                                               PURCHASE            DATE              VALUE
---------------------------------------------------------------------------------------------------------
            Commercial Paper (73.6%)
            Asset-Backed - Auto (3.2%)
$327,251    DaimlerChrysler Revolving Auto Conduit
              LLC Series I..........................  5.30 - 5.32%   03/12/07 - 05/25/07 $   325,209,939
  58,550    DaimlerChrysler Revolving Auto Conduit
              LLC Series II.........................  5.30 - 5.31    03/12/07 - 04/26/07      58,193,031
                                                                                         ---------------
                                                                                             383,402,970
                                                                                         ---------------
            Asset-Backed - Consumer (12.1%)
  50,000    Barton Capital LLC*.....................  5.32 - 5.33    06/13/07 - 07/13/07      49,115,770
 110,458    Bryant Park Funding LLC*................  5.31 - 5.32    03/29/07 - 05/21/07     109,756,717
 553,500    Gemini Securitization Corp., LLC*.......  5.31 - 5.32    03/12/07 - 05/25/07     549,753,036
  98,149    Mont Blanc Capital Corp.*...............  5.31 - 5.35    03/21/07 - 05/16/07      97,519,536
  75,000    Park Avenue Receivables Co., LLC*.......      5.30            03/13/07            74,868,500
 358,301    Regency Markets No. 1 LLC*..............  5.31 - 5.34    03/20/07 - 05/18/07     355,200,987
  20,000    Sheffield Receivables Corp.*............      5.32            04/24/07            19,842,500
 145,462    Thames Asset Global Securitization*.....  5.30 - 5.32    03/07/07 - 03/23/07     145,087,965
  45,000    Three Rivers Funding Corp.*.............      5.29       03/05/07 - 03/07/07      44,969,258
                                                                                         ---------------
                                                                                           1,446,114,269
                                                                                         ---------------
            Asset-Backed - Corporate (14.3%)
 407,413    Atlantis One Funding*...................  5.31 - 5.35    03/21/07 - 06/12/07     405,285,014
 125,000    CAFCO LLC*..............................      5.31       05/04/07 - 05/24/07     123,690,667
  50,000    CIESCO LLC*.............................      5.31            04/04/07            49,752,556
 194,000    Eureka Securitization, Inc.*............  5.30 - 5.32    04/25/07 - 05/31/07     191,824,900
 610,000    Kaiserplatz Funding (Delaware) LLC*.....  5.31 - 5.34    03/01/07 - 05/15/07     607,907,987
  42,340    Nieuw Amsterdam Receivables Corp.*......  5.32 - 5.34    03/15/07 - 03/20/07      42,244,544
 288,212    Simba Funding Corp.*....................  5.31 - 5.34    03/12/07 - 05/16/07     286,872,513
                                                                                         ---------------
                                                                                           1,707,578,181
                                                                                         ---------------
            Asset-Backed - Diversified (0.2%)
  26,984    Yorktown Capital LLC*...................      5.33            03/07/07            26,960,277
                                                                                         ---------------
            Asset-Backed - Mortgages (2.8%)
 335,535    Sydney Capital Corp.*...................  5.30 - 5.36    03/22/07 - 05/17/07     332,444,468
                                                                                         ---------------
            Asset-Backed - Securities (10.8%)
 160,000    Amstel Funding Corp.*...................  5.31 - 5.33    03/29/07 - 05/25/07     159,127,014
  75,683    Cancara Asset Securitization LLC*.......  5.32 - 5.33    03/28/07 - 05/23/07      74,971,484
 295,000    Curzon Funding LLC*.....................  5.31 - 5.34    03/19/07 - 05/01/07     293,972,677
  45,000    Galaxy Funding Inc.*....................      5.31       04/24/07 - 04/25/07      44,641,821
  74,000    Galleon Capital LLC*....................      5.32            03/01/07            74,000,000
 280,000    Grampian Funding LLC*...................  5.32 - 5.35    05/15/07 - 08/03/07     274,823,346

                       See Notes to Financial Statements
 6

Morgan Stanley Liquid Asset Fund Inc.
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2007 (UNAUDITED) continued

                                                       ANNUALIZED
PRINCIPAL                                                YIELD
AMOUNT IN                                              ON DATE OF         MATURITY
THOUSANDS                                               PURCHASE            DATE              VALUE
---------------------------------------------------------------------------------------------------------
$ 26,313    Scaldis Capital LLC*....................  5.31 - 5.32%   05/16/07 - 06/05/07 $    25,975,301
 348,920    Solitaire Funding LLC*..................  5.31 - 5.32    03/30/07 - 06/01/07     346,125,070
                                                                                         ---------------
                                                                                           1,293,636,713
                                                                                         ---------------
            Asset-Backed - Structured Investment Vehicles (1.5%)
  40,000    Atlas Capital Funding Corp.*............      5.34            08/07/07            39,079,567
  20,000    Beta Finance*...........................      5.34            03/14/07            19,961,903
 120,000    Cullinan Finance Corp.*.................      5.31       05/21/07 - 05/22/07     118,573,651
                                                                                         ---------------
                                                                                             177,615,121
                                                                                         ---------------
            Banking (6.2%)
 345,000    Bank of America Corp. ..................  5.31 - 5.32    04/20/07 - 06/11/07     340,896,290
 400,000    Citigroup Funding Inc. .................  5.31 - 5.34    03/09/07 - 06/12/07     395,847,564
                                                                                         ---------------
                                                                                             736,743,854
                                                                                         ---------------
            Finance - Automotive (0.3%)
  40,000    Toyota Motor Credit Corp. ..............      5.44            03/13/07            39,929,733
                                                                                         ---------------
            Finance - Consumer (0.5%)
  65,000    HSBC Finance Corp. .....................      5.31       03/16/07 - 03/19/07      64,843,400
                                                                                         ---------------
            Financial Conglomerates (0.8%)
  97,000    General Electric Capital Corp. .........  5.30 - 5.36    03/12/07 - 06/18/07      95,552,977
                                                                                         ---------------
            Insurance (4.9%)
 586,100    Irish Life & Permanent plc*.............  5.31 - 5.35    03/14/07 - 08/03/07     581,954,115
                                                                                         ---------------
            International Banks (16.0%)
  65,000    Abbey National North America LLC........      5.29            03/02/07            64,990,575
  30,000    Australia and New Zealand Banking Group,
              Ltd.*.................................      5.32            06/18/07            29,526,758
  30,000    Calyon North America, Inc. .............      5.31            03/14/07            29,943,450
 399,726    DEPFA Bank plc*.........................  5.31 - 5.32    04/16/07 - 06/21/07     394,719,749
  25,000    Dexia Delaware LLC .....................      5.34            08/09/07            24,418,611
 226,900    HBOS Treasury Services plc..............  5.31 - 5.33    04/24/07 - 07/06/07     224,405,718
 289,750    IXIS Commercial Paper Corp.*............  5.31 - 5.32    04/04/07 - 05/24/07     286,665,824
 200,000    Nordea North America, Inc. .............      5.29       03/22/07 - 03/23/07     199,378,292
 118,000    Rabobank USA Financial Corp. ...........      5.30            03/01/07           118,000,000
 150,000    Sanpaolo IMI U.S. Financial Co. ........      5.33            03/01/07           150,000,000
 246,315    Societe Generale N.A., Inc. ............  5.32 - 5.33    03/29/07 - 06/20/07     243,550,929
 150,000    Svenska Handelsbanken Inc. .............      5.32            03/08/07           149,847,458
                                                                                         ---------------
                                                                                           1,915,447,364
                                                                                         ---------------
            Total Commercial Paper (Cost $8,802,223,442)...............................    8,802,223,442
                                                                                         ---------------

                       See Notes to Financial Statements

Morgan Stanley Liquid Asset Fund Inc.
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2007 (UNAUDITED) continued

                                                       ANNUALIZED
PRINCIPAL                                                YIELD
AMOUNT IN                                              ON DATE OF         MATURITY
THOUSANDS                                               PURCHASE            DATE                    VALUE
--------------------------------------------------------------------------------------------------------------
            Floating Rate Notes (14.6%)
            Asset-Backed - Structured Investment Vehicles (7.8%)
$345,000    Cullinan Finance Corp.*.................     5.32+%          03/01/07++            $   344,969,202
 585,000    Links Finance LLC*......................  5.32 - 5.33+   03/28/07 - 05/15/07++         584,951,058
                                                                                               ---------------
                                                                                                   929,920,260
                                                                                               ---------------
            Banking (1.2%)
  62,400    Wachovia Corp. .........................     5.43+           05/08/07++                 62,446,336
  82,035    Wells Fargo & Co. ......................     5.42+           03/28/07++                 82,079,806
                                                                                               ---------------
                                                                                                   144,526,142
                                                                                               ---------------
            Domestic Banks (2.2%)
 100,000    American Express Centurion Bank.........     5.32+           03/19/07++                100,013,891
 136,445    U.S. Bank, N.A., Cincinnati.............  5.38 - 5.39+   03/12/07 - 04/02/07++         136,500,852
  30,000    Wachovia Bank, N.A......................     5.36+           03/01/07++                 30,006,558
                                                                                               ---------------
                                                                                                   266,521,301
                                                                                               ---------------
            Financial Conglomerates (0.7%)
  81,680    General Electric Capital Corp. .........     5.41+           04/15/07++                 81,742,583
                                                                                               ---------------
            International Banks (1.4%)
  75,000    Credit Suisse - NY......................     5.33+           05/29/07++                 75,000,000
  33,085    HSBC Bank USA N.A.......................     5.44+           03/21/07++                 33,105,875
  55,000    Westpac Banking Corp. ..................     5.32+           04/30/07++                 54,997,017
                                                                                               ---------------
                                                                                                   163,102,892
                                                                                               ---------------
            Investment Banks/Brokers (1.3%)
  75,000    Bear Stearns & Companies Inc., (The)....     5.38+           03/01/07++                 75,000,000
  90,000    Goldman Sachs Group, Inc. (The) ........  5.47 - 5.49+   03/01/07 - 04/05/07++          90,079,339
                                                                                               ---------------
                                                                                                   165,079,339
                                                                                               ---------------
            Total Floating Rate Notes (Cost $1,750,892,517)............................          1,750,892,517
                                                                                               ---------------
            Certificates of Deposit (11.4%)
            Domestic Banks (0.9%)
 100,000    Washington Mutual Bank, F.A.............      5.34            03/21/07                 100,000,000
                                                                                               ---------------
            International Banks (10.5%)
  50,000    Bank of Ireland - NY....................      5.35            08/09/07                  49,998,219
 200,000    Barclays Bank plc.......................      5.32       04/10/07 - 07/09/07           200,000,000
 100,000    BNP Paribas.............................      5.34            07/23/07                 100,000,000
 175,000    DEPFA Bank plc..........................  5.32 - 5.35    05/31/07 - 08/16/07           175,000,000
  50,000    Deutsche Bank AG........................      5.35            08/07/07                  50,000,000
  32,950    Fortis Bank - NY........................      5.32            06/21/07                  32,949,604

                       See Notes to Financial Statements
 8

Morgan Stanley Liquid Asset Fund Inc.
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2007 (UNAUDITED) continued

                                                       ANNUALIZED
PRINCIPAL                                                YIELD
AMOUNT IN                                              ON DATE OF         MATURITY
THOUSANDS                                               PURCHASE            DATE              VALUE
---------------------------------------------------------------------------------------------------------
$ 50,000    NATIXIS.................................      5.32%           08/17/07       $    50,003,734
 572,000    Norinchukin Bank........................  5.28 - 5.35    03/06/07 - 07/10/07     571,999,167
  30,252    Westpac Banking Corp. ..................      5.31            07/31/07            30,246,833
                                                                                         ---------------
                                                                                           1,260,197,557
                                                                                         ---------------
            Total Certificates of Deposit (Cost $1,360,197,557)........................    1,360,197,557
                                                                                         ---------------
            Repurchase Agreement (1.3%)
 155,000    Barclays Capital Inc. (dated 02/28/07;
              proceeds $155,022,949) (a) (Cost
              $155,000,000).........................      5.33            03/01/07           155,000,000
                                                                                         ---------------

         Total Investments (Cost $12,068,313,516) (b)....................   100.9%     12,068,313,516

         Liabilities in Excess of Other Assets...........................   (0.9)        (103,244,281)
                                                                            -----     ---------------
         Net Assets......................................................   100.0%    $11,965,069,235
                                                                            =====     ===============

---------------------

     *   Resale is restricted to qualified institutional investors.
     +   Rate shown is the rate in effect at February 28, 2007.
    ++   Date of next interest rate reset.
    (a)  Collateralized by Federal National Mortgage Assoc.
         5.00% - 6.00% due 07/01/33 - 10/01/36 valued at $155,728,723 and Freddie Mac 6.00% due 07/01/36 valued at $2,371,278.
    (b)  Cost is the same for federal income tax purposes.

                       See Notes to Financial Statements

Morgan Stanley Liquid Asset Fund Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2007 (unaudited)

Assets:
Investments in securities, at value
  (cost $12,068,313,516)....................................  $12,068,313,516
Receivable for:
    Interest................................................       22,797,114
    Capital stock sold......................................        1,112,441
Prepaid expenses and other assets...........................          168,354
                                                              ---------------
    Total Assets............................................   12,092,391,425
                                                              ---------------
Liabilities:
Payable for:
    Capital stock redeemed..................................      120,480,121
    Investment advisory fee.................................        2,108,650
    Transfer agent fee......................................        1,027,376
    Distribution fee........................................          941,654
    Administration fee......................................          470,827
Payable to bank.............................................        1,306,323
Accrued expenses and other payables.........................          987,239
                                                              ---------------
    Total Liabilities.......................................      127,322,190
                                                              ---------------
    Net Assets..............................................  $11,965,069,235
                                                              ===============
Composition of Net Assets:
Paid-in-capital.............................................  $11,964,382,532
Accumulated undistributed net investment income.............          686,703
                                                              ---------------
    Net Assets..............................................  $11,965,069,235
                                                              ===============
Net Asset Value Per Share
11,965,049,294 shares outstanding (50,000,000,000 shares
authorized of $.01 par value)...............................            $1.00
                                                              ===============

                       See Notes to Financial Statements
 10

Morgan Stanley Liquid Asset Fund Inc.
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended February 28, 2007 (unaudited)


Net Investment Income:
Interest Income.............................................  $381,751,944
                                                              ------------
Expenses
Transfer agent fees and expenses............................    16,552,939
Investment advisory fee.....................................    15,586,991
Distribution fee............................................     7,055,320
Shareholder reports and notices.............................     6,833,141
Administration fee..........................................     3,533,079
Custodian fees..............................................       198,934
Directors' fees and expenses................................       113,265
Registration fees...........................................       100,836
Professional fees...........................................        51,778
Other.......................................................       519,140
                                                              ------------
    Total Expenses..........................................    50,545,423

Less: expense offset........................................       (65,117)
                                                              ------------
    Net Expenses............................................    50,480,306
                                                              ------------
Net Investment Income.......................................  $331,271,638
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Liquid Asset Fund Inc.
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED           ENDED
                                                              FEBRUARY 28, 2007   AUGUST 31, 2006
                                                              -----------------   ---------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $   331,271,638    $   689,940,978
Dividends to shareholders from net investment income........      (331,264,956)      (689,943,341)
Net decrease from capital stock transactions................    (4,920,855,983)    (1,185,752,868)
                                                               ---------------    ---------------
    Net Decrease............................................    (4,920,849,301)    (1,185,755,231)
Net Assets:
Beginning of period.........................................    16,885,918,536     18,071,673,767
                                                               ---------------    ---------------
End of Period
(Including accumulated undistributed net investment income
of $686,703 and $680,021, respectively).....................   $11,965,069,235    $16,885,918,536
                                                               ===============    ===============

                       See Notes to Financial Statements
 12

Morgan Stanley Liquid Asset Fund Inc.
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2007 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Liquid Asset Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was incorporated in Maryland on September 3, 1974 and commenced operations on September 22, 1975.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $250 million; 0.375% to the portion of the daily net assets exceeding $250 million but not

Morgan Stanley Liquid Asset Fund Inc.
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2007 (UNAUDITED) continued

exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1.25 billion; 0.30% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $1.75 billion; 0.25% to the portion of the daily net assets exceeding $1.75 billion but not exceeding $2.25 billion; 0.225% to the portion of the daily net assets exceeding $2.25 billion but not exceeding $2.75 billion; 0.20% to the portion of the daily net assets exceeding $2.75 billion but not exceeding $15 billion; 0.199% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; 0.198% to the portion of the daily net assets exceeding $17.5 billion but not exceeding $25 billion; 0.197% to the portion of the daily net assets exceeding $25 billion but not exceeding $30 billion; and 0.196% to the portion of the daily net assets in excess of $30 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended February 28, 2007, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended February 28, 2007, aggregated $38,046,713,802 and $43,404,960,164, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the

Morgan Stanley Liquid Asset Fund Inc.
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2007 (UNAUDITED) continued

time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended February 28, 2007, included in Directors' fees and expenses in the Statement of Operations amounted to $1,227. At February 28, 2007, the Fund had an accrued pension liability of $62,401 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Capital Stock

Transactions in capital stock, at $1.00 per share, were as follows:

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED           ENDED
                                                              FEBRUARY 28, 2007   AUGUST 31, 2006
                                                              -----------------   ---------------
                                                                 (unaudited)
Shares sold.................................................    12,403,145,898     50,899,093,960
Shares issued in reinvestment of dividends..................       330,687,776        688,878,298
                                                               ---------------    ---------------
                                                                12,733,833,674     51,587,972,258
Shares redeemed.............................................   (17,654,694,069)   (52,773,725,126)
                                                               ---------------    ---------------
Net decrease................................................    (4,920,860,395)    (1,185,752,868)
                                                               ===============    ===============

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7. Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years

Morgan Stanley Liquid Asset Fund Inc.
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2007 (UNAUDITED) continued

beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Liquid Asset Fund Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                  FOR THE SIX                 FOR THE YEAR ENDED AUGUST 31,
                                                 MONTHS ENDED      ----------------------------------------------------
                                               FEBRUARY 28, 2007     2006       2005       2004       2003       2002
                                               -----------------   --------   --------   --------   --------   --------
                                                  (unaudited)

Selected Per Share Data:

Net asset value, beginning of period.........        $ 1.00         $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                     ------         ------     ------     ------     ------     ------

Net income from investment operations........         0.023          0.040      0.020      0.006      0.009      0.018

Less dividends from net investment income....        (0.023)        (0.040)    (0.020)+   (0.006)+   (0.009)    (0.018)+
                                                     ------         ------     ------     ------     ------     ------

Net asset value, end of period...............        $ 1.00         $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                     ======         ======     ======     ======     ======     ======

Total Return.................................          2.35%(2)       4.10%      2.03%      0.58%      0.86%      1.78%

Ratios to Average Net Assets:
Total expenses (before expense offset).......          0.72%(1)(3)    0.60%      0.59%      0.58%      0.56%      0.56%

Net investment income........................          4.69%(3)       3.99%      1.98%      0.57%      0.85%      1.76%

Supplemental Data:
Net assets, end of period, in millions.......       $11,965        $16,886    $18,072    $20,475    $23,081    $23,931

---------------------

     +   Includes capital gain distribution of less than $0.001.
    (1)  Does not reflect the effect of expense offset of 0.01%.
    (2)  Not annualized.
    (3)  Annualized.

                       See Notes to Financial Statements

Morgan Stanley Liquid Asset Fund Inc.
RESULTS OF SPECIAL SHAREHOLDER MEETING (UNAUDITED)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to achieve the quorum necessary in order to hold the meeting, and therefore, the meeting was adjourned several times, most recently to November 30, 2006 to permit further solicitation of proxies. The meeting was held on November 30, 2006 and the voting results with respect to these proposals were as follows:

(1) Election of Directors:

                                                         FOR             WITHHELD          ABSTAIN         BNV*
                                                    -----------------------------------------------------------
Frank L. Bowman...................................  7,629,415,695       416,380,484       16,016,628        0
Kathleen A. Dennis................................  7,626,467,434       419,328,745       16,016,628        0
James F. Higgins..................................  7,625,474,397       420,321,782       16,016,628        0
Joseph J. Kearns..................................  7,627,618,009       418,178,170       16,016,628        0
Michael F. Klein..................................  7,627,032,049       418,764,130       16,016,628        0
W. Allen Reed.....................................  7,620,510,916       425,285,263       16,016,628        0
Fergus Reid.......................................  7,614,179,402       431,616,777       16,016,628        0

The following Directors were not standing for reelection at this meeting:
Michael Bozic, Dr. Manuel H. Johnson and Michael E. Nugent.

(2) Elimination of certain fundamental investment restrictions:

                                                  FOR              AGAINST           ABSTAIN            BNV*
                                             ------------------------------------------------------------------
Elimination of the fundamental policy
  restricting purchases of securities on
  margin...................................  7,253,418,327       492,654,091       303,254,798       12,485,591
Elimination of the fundamental policy
  prohibiting investments in oil, gas, and
  other types of minerals or mineral
  leases...................................  7,282,470,872       458,722,456       308,133,888       12,485,591
Elimination of the fundamental policy
  regarding investments in warrants........  7,304,786,911       455,904,309       288,635,996       12,485,591
Elimination of the fundamental policy
  prohibiting or restricting the purchase
  of securities of issuers in which
  Directors or Officers have an interest...  7,295,449,509       472,490,159       281,387,548       12,485,591
Elimination of the fundamental policy
  prohibiting investments for purposes of
  exercising control.......................  7,325,536,479       441,727,046       282,063,691       12,485,591
Elimination of the fundamental policy
  prohibiting the purchase of common stocks
  and other instrument.....................  7,352,395,850       417,389,042       279,542,324       12,485,591
Elimination of the fundamental policy
  regarding investments in unseasoned
  companies................................  7,280,307,855       479,028,850       289,990,511       12,485,591
Elimination of the fundamental policy
  prohibiting participation in joint
  securities accounts......................  7,333,097,915       425,624,359       290,604,942       12,485,591

Morgan Stanley Liquid Asset Fund Inc.
RESULTS OF SPECIAL SHAREHOLDER MEETING (UNAUDITED) continued

(3) Modify certain fundamental investment restrictions:

                                                  FOR              AGAINST           ABSTAIN            BNV*
                                             ------------------------------------------------------------------
Modify fundamental policy regarding
  diversification..........................  7,342,911,794       422,391,115       284,024,307       12,485,591
Modify fundamental policy regarding
  borrowing money..........................  7,287,428,752       483,013,231       278,885,233       12,485,591
Modify fundamental policy regarding
  loans....................................  7,300,004,927       468,322,042       281,000,247       12,485,591
Modify fundamental policy regarding
  investment in commodities, commodity
  contracts and futures contracts..........  7,290,233,136       474,859,316       284,234,764       12,485,591
Modify fundamental policy regarding
  issuance of senior securities............  7,321,495,160       443,764,690       284,067,366       12,485,591

(4) Reclassify certain fundamental policies as non-fundamental policies:

                                                  FOR              AGAINST           ABSTAIN            BNV*
                                             ------------------------------------------------------------------
Reclassification as non-fundamental the
  fundamental policy regarding the short
  sale of securities.......................  7,285,454,618       474,600,153       289,272,445       12,485,591
Reclassification as non-fundamental the
  fundamental policy prohibiting
  investments in other investment
  companies................................  7,311,164,387       453,428,493       284,734,336       12,485,591
Reclassification as non-fundamental the
  fundamental policy prohibiting or
  limiting investments in illiquid or
  restricted securities....................  7,285,814,435       474,111,458       289,401,323       12,485,591
Reclassification as non-fundamental the
  fundamental policy on the purchase or
  sale of puts, calls, and combinations
  thereof..................................  7,286,732,673       471,661,841       290,932,702       12,485,591

---------------------

     * Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

DIRECTORS

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT DIRECTORS

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD

(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Liquid Asset Fund

Semiannual Report
February 28, 2007

[MORGAN STANLEY LOGO]

ILASAR-IU07-00467P-T02/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund Inc.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
April 19, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
----------------------------------------
Ronald E. Robison
Principal Executive Officer
April 19, 2007


/s/ Francis Smith
----------------------------------------
Francis Smith
Principal Financial Officer
April 19, 2007


                                        3